GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	December 31, 2023	December 31, 2022	December 31, 2021
BCA transaction cost	7,278	-	-
Professional services	667	1,105	1,089
Public company expenses	5,128	-	-
Wages and salaries related	1,348	935	752
Travel expenses	611	223	-
Office and maintenance	170	145	116
Share based compensation	1,222	137	331
Insurance	50	60	102
Depreciation and amortization	30	35	28
Other	63	83	64
Total	16,567	2,723	2,482